Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments by category [Abstract]
Financial assets
	Notes	Amortized cost	Fair value through Other Comprehensive Income	Fair value through profit or loss	Balance as of December 31, 2020
Derivative assets	9	-	-	1,559	1,559
Investment in Ten West Link		-	12,896	-	12,896
Investment in Rioglass		-	-	2,687	2,687
Financial assets under IFRIC 12 (short-term portion)		178,198	-	-	178,198
Trade and other receivables	11	331,735	-	-	331,735
Cash and cash equivalents	12	868,501	-	-	868,501
Other financial investments		94,497	-	-	94,497
Total financial assets		1,472,931	12,896	4,246	1,490,073
	Notes	Amortized cost	Fair value through Other Comprehensive Income	Fair value through profit or loss	Balance as of December 31, 2019
Derivative assets	9	-	-	5,230	5,230
Investment in Ten West Link		-	9,874	-	9,874
Investment in Rioglass		-	-	7,000	7,000
Financial assets under IFRIC 12 (short-term portion)		160,624	-	-	160,624
Trade and other receivables	11	317,568	-	-	317,568
Cash and cash equivalents	12	562,795	-	-	562,795
Other financial investments		127,436	-	-	127,436
Total financial assets		1,168,423	9,874	12,230	1,190,527

Financial liabilities
Corporate debt	14	993,725	-	-	993,725
Project debt	15	5,237,614	-	-	5,237,614
Related parties – non-current	10	6,810	-	-	6,810
Trade and other current liabilities	17	92,557	-	-	92,557
Derivative liabilities	9	-	-	328,184	328,184
Total financial liabilities		6,330,707	-	328,184	6,658,891

Corporate debt	14	723,791	-	-	723,791
Project debt	15	4,852,348	-	-	4,852,348
Related parties – non-current	10	17,115	-	-	17,115
Trade and other current liabilities	17	128,062	-	-	128,062
Derivative liabilities	9	-	-	298,744	298,744
Total financial liabilities		5,721,316	-	298,744	6,020,060